UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

FORM N-Q

JUNE 30, 2016

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 100.4%
Education - 22.5%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	$6,000,000	$7,084,080
New Jersey State EDA Revenue:
School Facilities Construction, AGC	5.500%	12/15/34	2,665,000	2,927,716
School Facilities Construction, State Appropriations	5.000%	3/1/29	7,000,000	7,674,660
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,500,000	8,422,725
Richard Stockton College	5.375%	7/1/38	8,000,000	8,665,120
Rowan University, AGM	5.000%	7/1/26	2,540,000	3,214,776	(a)
Rowan University, AGM	5.000%	7/1/27	2,000,000	2,512,840	(a)
Stevens Institute of Technology	5.000%	7/1/27	3,725,000	3,864,836
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	1,080,000	1,166,519	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	8,850,000	9,449,145	(b)
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,050,000	5,091,214
Rutgers State University, NJ, Revenue	5.000%	5/1/34	2,750,000	3,443,138

Total Education				63,516,769

Health Care - 19.2%
New Jersey State EDA Revenue:
First Mortgage Cadbury Corp. Project, ACA	5.500%	7/1/28	1,250,000	1,253,288
Harrogate Inc.	5.875%	12/1/26	1,500,000	1,500,660
New Jersey State Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/37	3,000,000	3,628,560
Catholic Health East	5.250%	11/15/29	6,960,000	8,188,997
Hackensack University Medical Center, AGC	5.250%	1/1/31	3,850,000	4,109,721
Hackensack University Medical Center, AGC	5.250%	1/1/36	4,250,000	4,505,382
Robert Wood Johnson University Hospital	4.000%	7/1/22	2,000,000	2,165,660
Robert Wood Johnson University Hospital	5.000%	7/1/31	6,570,000	7,399,988
St. Peter’s University Hospital	6.250%	7/1/35	3,000,000	3,328,110
University Hospital, AGM	5.000%	7/1/46	5,750,000	6,778,847
Virtua Health Inc.	5.750%	7/1/33	10,000,000	11,397,200

Total Health Care				54,256,413

Housing - 2.3%
New Jersey State EDA Revenue, Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,251,440
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.750%	11/1/38	3,895,000	4,127,921

Total Housing				6,379,361

Industrial Revenue - 12.4%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	800,000	925,112	(b)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	5,000,000	5,617,150	(b)
Continental Airlines Inc. Project	5.500%	6/1/33	2,000,000	2,268,680	(b)
Municipal Loan Pool, AGM	5.400%	11/15/20	1,200,000	1,203,984
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,928,972	(b)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	13,000,000	15,219,750
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	5,000,000	5,759,600	(b)

Total Industrial Revenue				34,923,248

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 6.0%
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation System	5.250%	12/15/23	$2,000,000	$2,321,240
Transportation System	5.875%	12/15/38	11,000,000	12,115,950
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Refunding, Additional Newark Redevelopment Project, NATL	5.250%	1/1/23	2,130,000	2,536,276

Total Leasing				16,973,466

Local General Obligation - 2.6%
Bayonne, NJ, GO, BAM, Qualified General Improvement	5.000%	7/1/39	4,000,000	4,874,920
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/36	2,000,000	2,466,020

Total Local General Obligation				7,340,940

Other - 0.6%
New Jersey EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	316,000	316,860
Department of Human Services, Pooled Financing	5.200%	7/1/32	319,000	319,561
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	6.000%	10/1/39	1,000,000	1,116,870

Total Other				1,753,291

Power - 0.7%
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	2,000,000	2,000,680	(b)

Pre-Refunded/Escrowed to Maturity - 7.2%
New Jersey State EFA Revenue:
Montclair State University	5.250%	7/1/38	2,000,000	2,178,760	(c)
New Jersey City University, AGC	5.000%	7/1/35	3,550,000	3,849,833	(c)
University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	11,905,800	(c)
New Jersey State Health Care Facilities Financing Authority Revenue, Catholic Health East	5.250%	11/15/29	2,040,000	2,420,338	(c)

Total Pre-Refunded/Escrowed to Maturity				20,354,731

Special Tax Obligation - 1.4%
New Jersey State EDA Revenue	5.000%	6/15/24	1,460,000	1,655,173
New Jersey State EDA Revenue	5.000%	6/15/28	2,000,000	2,238,120

Total Special Tax Obligation				3,893,293

State General Obligation - 4.3%
New Jersey State, GO:
Various Purpose	5.000%	6/1/26	5,000,000	6,135,300
Various Purpose	5.000%	6/1/27	5,000,000	6,103,600

Total State General Obligation				12,238,900

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 18.1%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue, Port District Project	5.000%	1/1/24	$3,000,000	$3,509,100
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/24	1,200,000	1,441,884
Delaware River, PA, Joint Toll Bridge Commission Revenue	5.000%	7/1/25	1,100,000	1,319,637
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,772,910	(b)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	5.250%	6/15/41	2,180,000	2,494,094
Transportation Program	5.000%	6/15/45	3,000,000	3,355,110
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	5,000,000	5,487,300
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	12,000,000	13,283,640
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	1,000,000	1,155,880
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	14,080,000	17,370,919	(d)

Total Transportation				51,190,474

Water & Sewer - 3.1%
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	4,900,000	5,826,541
Kearny, NJ, Municipal Utilities Authority Revenue, NATL, FGIC	7.300%	11/15/18	435,000	467,477
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	2,250,000	2,497,748	(b)

Total Water & Sewer				8,791,766

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $256,932,466)				283,613,332

SHORT-TERM INVESTMENTS - 0.5%
MUNICIPAL BONDS - 0.5%
Finance - 0.3%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.600%	11/1/22	700,000	700,000	(e)(f)

Industrial Revenue - 0.2%
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.550%	11/1/33	500,000	500,000	(e)(f)

Water & Sewer - 0.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.600%	6/15/32	100,000	100,000	(e)(f)

TOTAL MUNICIPAL BONDS (Cost - $1,300,000)				1,300,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $14,350)	0.238%		14,350	14,350

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,314,350)				1,314,350

TOTAL INVESTMENTS - 100.9% (Cost - $258,246,816#)				284,927,682
Liabilities in Excess of Other Assets - (0.9)%				(2,472,168)

TOTAL NET ASSETS - 100.0%				$282,455,514

See Notes to Schedule of Investments.

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

(a)	Security is purchased on a when-issued basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
LIQ	— Liquidity Facility
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Municipal Bonds†	—	$283,613,332	—	$283,613,332
Short-Term Investments†:
Municipal Bonds	—	1,300,000	—	1,300,000
Money Market Funds	$14,350	—	—	14,350

Total Short-Term Investments	14,350	1,300,000	—	1,314,350

Total Investments	$14,350	$284,913,332	—	$284,927,682

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$212,021	—	—	$212,021

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,891,654
Gross unrealized depreciation	(210,788)

Net unrealized appreciation	$26,680,866

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	40	9/16	$6,681,729	$6,893,750	$(212,021)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016